FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     / / (a)
         or fiscal year ending:    12/31/99 (b)

Is this a transition report? (Y/N)      N
                                      -----

Is this an amendment to a previous filing?  (Y/N)        N
                                                       -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  Bankers Life Insurance Company of New York Separate
                        Account 1
   B. File Number:  811-08725
   C. Telephone Number:  516-364-5900

2. A. Street:  65 Froehlich Farm Boulevard
   B. City:  Woodbury     C. State:  NY   D. Zip Code:  11797    Zip Ext:
   E. Foreign Country:                       Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)     Y
                                                                 -----

4. Is this the last filing on this form by Registrant?  (Y/N)     N
                                                                -----

5. Is Registrant a small business investment company (SBIC)?  (Y/N)     N
   [If answer is "Y" (Yes), complete only items 89 through 110.]      -----

6. Is Registrant a unit investment trust (UIT)?  (Y/N)                  Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]      -----

7. A. Is Registrant a series or multiple portfolio company?  (Y/N)    N
      [If answer is "N" (No), go to item 8.]                        -----

   B. How many separate series or portfolios did Registrant have
      at the end of the period?                                     -----


                                       2
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For period ending   12/31/99
                   ----------

File number 811- 08725
                -------

UNIT INVESTMENT TRUSTS
111. A. [/] Depositor Name:    Bankers Life Insurance Company of New York
                           ---------------------------------------------------
     B. [/] File Number (If any):       N/A
                                  -----------------
     C. [/] City: Woodbury     State: NY    Zip Code: 11797     Zip Ext.:
                 ------------        ----            -------              -----
        [/] Foreign Country:                Foreign Postal Code:
                             -------------                        ----------

111. A. [/] Depositor Name:
                           ---------------------------------------------------
     B. [/] File Number (If any):
                                  -----------------
     C. [/] City:              State:       Zip Code:           Zip Ext.:
                  ------------        ----            -------              -----
        [/] Foreign Country:                Foreign Postal Code:
                             -------------                        ----------

112. A. [/] Sponsor Name:     N/A
                         ---------------------------------------------------
     B. [/] File Number (If any):
                                 -----------------
     C. [/] City:              State:       Zip Code:           Zip Ext.:
                 ------------        ----            -------              -----
        [/] Foreign Country:                Foreign Postal Code:
                             -------------                        ----------

112. A. [/] Sponsor Name:
                          ---------------------------------------------------
     B. [/] File Number (If any):
                                  -----------------
     C. [/] City:              State:       Zip Code:           Zip Ext.:
                  ------------        ----            -------              -----
        [/] Foreign Country:                Foreign Postal Code:
                            -------------                        ----------


                                       47
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For period ending  12/31/99
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File number 811- 08725
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113. A. [/] Trustee Name:   N/A
                          ---------------------------------------------------
     B. [/] City:              State:       Zip Code:           Zip Ext.:
                 ------------        ----            -------              -----
        [/] Foreign Country:                Foreign Postal Code:
                            -------------                        ----------

113. A. [/] Trustee Name:
                         ---------------------------------------------------
     B. [/] City:              State:       Zip Code:           Zip Ext.:
                 ------------        ----            -------              -----
        [/] Foreign Country:                Foreign Postal Code:
                            -------------                        ----------

114. A. [/] Principal Underwriter Name:    IL Securities, Inc.
                                       -------------------------------------
     B. [/] File Number 8-47499
                       -----------
     C. [/] City: Indianapolis  State:  IN   Zip Code: 46208    Zip Ext.:
                 --------------       -----           -------             -----
        [/] Foreign Country:                Foreign Postal Code:
                            -------------                        ----------

114. A. [/] Principal Underwriter Name:
                                         -------------------------------------
     B. [/] File Number 8-
                        -----------
     C. [/] City:              State:       Zip Code:           Zip Ext.:
                 --------------       -----           -------             -----
        [/] Foreign Country:                Foreign Postal Code:
                             -------------                        ----------

115. A. [/] Independent Public Accountant Name:    Ernst & Young LLP
                                                -----------------------------
     B. [/] City: Indianapolis  State:  IN   Zip Code: 46208    Zip Ext.:
                  --------------       -----           -------             -----
        [/] Foreign Country:                Foreign Postal Code:
                            -------------                        ----------

115. A. [/] Independent Public Accountant Name:
                                                -----------------------------
     B. [/] City:              State:       Zip Code:           Zip Ext.:
                 --------------       -----           -------             -----
        [/] Foreign Country:                Foreign Postal Code:
                             -------------                        ----------


                                       48
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For period ending  12/31/99
                  ----------

File number 811- 08725
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116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)    N
                                                                           -----
                                                                             Y/N

     B. [/] Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
            (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)  Y
                                                                           -----
                                                                             Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. [/] Variable annuity contracts? (Y/N)                                Y
                                                                           -----
                                                                             Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)                 N
                                                                           -----
                                                                             Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)                  N
                                                                           -----
                                                                             Y/N

     E. [/] Other types of insurance products registered under the Securities
            Act of 1933? (Y/N)                                               N
                                                                           -----
                                                                             Y/N

118. [/] State the number of series existing at the end of the period that had
         securities registered under the Securities Act of 1933              1
                                                                           -----

119. [/] State the number of new series for which registration statements under
         the Securities Act of 1933 became effective during the period       0
                                                                           -----

120. [/] State the total value of the portfolio securities on the date of
         deposit for the new series included in item 119 ($000's omitted)   $ 0
                                                                           -----

121. [/] State the number of series for which a current prospectus was in
         existence at the end of the period                                  0
                                                                           -----

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
         period                                                              0
                                                                           -----


                                       49
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                                   If filing more than one Page 50, "X" box: [ ]

For period ending   12/31/99
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File number 811- 08725
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123. [/] State the total value of the additional units considered in answering
         item 122 ($000's omitted)                                          $ 0
                                                                           -----

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
         subsequent series) ($000's omitted)                                $ 0
                                                                           -----

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
         of units of all series of Registrant ($000's omitted)              $ 0
                                                                           -----

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
         Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
         series.) ($000's omitted)                                          $ 0
                                                                           -----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                           Number of      Total Assets         Total Income
                                                                            Series           ($000's           Distributions
                                                                           Investing        omitted)          ($000's omitted)
                                                                           ---------        --------         -----------------
A.    U.S. Treasury direct issue                                                         $                  $
                                                                           ---------        --------         -----------------
B.    U.S. Government agency                                                             $                  $
                                                                           ---------        --------         -----------------
C.    State and municipal tax-free                                                       $                  $
                                                                           ---------        --------         -----------------
D.    Public utility debt                                                                $                  $
                                                                           ---------        --------         -----------------
E.    Brokers or dealers debt or debt of brokers' or dealers'
      parent                                                                             $                  $
                                                                           ---------        --------         -----------------
F.    All other corporate intermed. & long-term debt                                     $                  $
                                                                           ---------        --------         -----------------
G.    All other corporate short-term debt                                                $                  $
                                                                           ---------        --------         -----------------
H.    Equity securities of brokers or dealers or parents of
      brokers or dealers                                                                 $                  $
                                                                           ---------        --------         -----------------
I.    Investment company equity securities                                               $                  $
                                                                           ---------        --------         -----------------
J.    All other equity securities                                                        $                  $
                                                                           ---------        --------         -----------------
K.    Other securities                                                                   $                  $
                                                                           ---------        --------         -----------------
L.    Total assets of all series of registrant                                           $                  $
                                                                           ---------        --------         -----------------


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For period ending   12/31/99
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File number 811- 08725
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128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
         issuer? (Y/N)                                                       N
                                                                           -----
         [If answer is "N" (No), go to item 131.]                            Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
         current period? (Y/N)                                              N/A
                                                                           -----
         [If answer is "N" (No), go to item 131.]                            Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
         insurance or guarantees? (Y/N)                                     N/A
                                                                           -----
                                                                             Y/N

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                                  $ 0
                                                                           -----

132. [/] List the "811" (Investment Company Act of 1940) registration number for
         all Series of Registrant that are being included in this filing:   N/A
                                                                           -----

811 -         811 -          811 -         811 -          811 -
      ------        ------         ------        ------         ------
811 -         811 -          811 -         811 -          811 -
      ------        ------         ------        ------         ------
811 -         811 -          811 -         811 -          811 -
      ------        ------         ------        ------         ------
811 -         811 -          811 -         811 -          811 -
      ------        ------         ------        ------         ------
811 -         811 -          811 -         811 -          811 -
      ------        ------         ------        ------         ------
811 -         811 -          811 -         811 -          811 -
      ------        ------         ------        ------         ------
811 -         811 -          811 -         811 -          811 -
      ------        ------         ------        ------         ------
811 -         811 -          811 -         811 -          811 -
      ------        ------         ------        ------         ------
811 -         811 -          811 -         811 -          811 -
      ------        ------         ------        ------         ------

This report is signed on behalf of the Registrant  Woodbury, State of New York.
Date:  February 29, 2000.

(Name of Registrant, Depositor, or Trustee)
Bankers Life Insurance Company of New York Separate Account 1


By:  /s/ Stephen J. Shorrock                    Witness: /s/ Lynn Wright
     -------------------------------------               ---------------------
     Stephen J. Shorrock
     President